INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

NOTE 10 — INCOME TAXES

The components of the federal income tax provision (credit) for the years ended December 31 are as follows (dollars in thousands):

	2013	2012	2011

Current tax expense (benefit)	$—	$—	$314
Change in valuation allowance	(2,250)	(3,000)	—
Deferred tax expense (benefit)	1,847	2,078	784

Provision for (benefit of) income taxes	$(403)	$(922)	$1,098

A summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes for the years ended December 31 is as follows (dollars in thousands):

	2013	2012	2011

Tax expense at statutory rate	$1,882	$2,096	$1,127
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(47)	(49)	(59)
Change in valuation allowance	(2,250)	(3,000)	—
Other	12	31	30

Provision for (benefit of) income taxes, as reported	$(403)	$(922)	$1,098

Deferred income taxes are provided for the temporary differences between the financial reporting and tax bases of the Corporation’s assets and liabilities. The major components of net deferred tax assets at December 31 are as follows (dollars in thousands):

	2013	2012
Deferred tax assets:
NOL carryforward	$6,737	$7,149
Allowance for loan losses	1,585	1,774
Alternative Minimum Tax Credit	1,463	1,463
OREO Tax basis > book basis	138	1,025
Tax credit carryovers	672	672
Deferred compensation	152	185
Stock compensation	267	265
Depreciation	157	174
Intangible assets	33	60
Other	155	170

Total deferred tax assets	11,359	12,937

Valuation allowance	$(760)	$(3,010)

Deferred tax liabilities:
FHLB stock dividend	(103)	(103)
Unrealized gain on securities	(111)	(476)
Mortgage servicing rights	(452)	(217)
Total deferred tax liabilities	(666)	(796)

Net deferred tax asset	$9,933	$9,131

A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred tax asset will not be realized.  The Corporation, as of December 31, 2013 had a net operating loss and tax credit carryforwards for tax purposes of approximately $19.815 million, and $2.135 million, respectively.  The Corporation will evaluate the future benefits from these carryforwards and at such time as it becomes “more likely than not” that they would be utilized prior to expiration and recognizes the additional benefits as an adjustment to the valuation allowance.  The net operating loss carryforwards expire twenty years from the date they originated.  These carryforwards, if not utilized, will begin to expire in the year 2023.  A portion of the NOL, approximately $12.8 million, and all of the credit carryforwards are subject to the limitations for utilization as set forth in Section 382 of the Internal Revenue Code.  The annual limitation is $1.404 million for the NOL and the equivalent value of tax credits, which is approximately $.476 million.  These limitations for use were established in conjunction with the recapitalization of the Corporation in December 2004.

The Corporation recognized a deferred tax benefit of approximately $.403 million for the year ended December 31, 2013 and a deferred tax benefit of $.922 million for the year ended December 31, 2012.  The valuation allowance at December 31, 2013 was approximately $.760 million.  The Corporation has reduced the valuation allowance as it was determined that it was “more likely than not” that these benefits would be realized.  In December 2013, the Corporation reduced the valuation by $2.250 million and in June 2012 a reduction of $3.0 million was recorded.  The Corporation made these determinations after a thorough review of projected earnings and the composition and sustainability of those earnings over the projected tax carryover period.  This analysis substantiated the ability to utilize these deferred tax assets.  The remaining valuation allowance pertains to the existing tax credit carryovers, which will only be utilized after all net operating loss carryforwards.  Since a portion of these tax credits may expire before that occurs, a valuation allowance for these has been established.  The Corporation will continue to evaluate the future benefits from these carryforwards in order to determine if any adjustment to the deferred tax asset is warranted.